COVID-19 GOVERNMENT SUPPORT LOANS (Details Narrative) - USD ($)	Apr. 15, 2020	Apr. 09, 2020	May 03, 2020
Paycheck Protection Program [Member]
IfrsStatementLineItems [Line Items]
Loans received	$ 31,660	$ 31,660	$ 186,747
Borrowings, interest rate	5.00%
Canada Emergency Business Account [Member]
IfrsStatementLineItems [Line Items]
Canada emergency business account, description	the Company received a loan in the amount of $31,660 through the CEBA. If the loan has not been repaid by December 31, 2023, the outstanding amount will be automatically extended for an additional two years at 5% interest per annum payable monthly and maturing on December 31, 2025. The Company expects to repay 75% of the amount borrowed prior to December 31, 2023.	the Canadian government launched the Canada Emergency Business Account (“CEBA”) which is intended to support businesses during COVID-19 by providing interest free financing of up to $31,660 (CA$40,000) until December 31, 2023. If 75% of the loan is repaid by December 31, 2023, the loan recipient will be eligible for a loan forgiveness of the remaining 25% of the amount loaned.